As filed with the Securities and Exchange Commission on August 22, 2024 .

File Nos. 002-55029 and 811-02605

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No.	73 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No.	65 [X]

FRANKLIN U.S. GOVERNMENT MONEY FUND
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

(650) 312-2000
(Registrant's Telephone Number, Including Area Code)

ALISON E. BAUR, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[ X]	on September 4, 2024 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Money Market Portfolios (the Master Fund) has executed this Registration Statement.

PART A AND PART B

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, this Post-Effective Amendment No. 73 to the Registration Statement, relating to Franklin U.S. Government Money Fund, is being filed for the sole purpose of designating September 4, 2024 as the new date upon which Post-Effective Amendment No. 72, as filed on June 24, 2024. (Accession #0001741773-24-002739), ("PEA 72") shall be effective.

Accordingly, the Prospectus and Statement of Additional Information of the Fund, as filed in PEA 72, are incorporated herein by reference in their entirety into this filing.

FRANKLIN U.S. GOVERNMENT MONEY FUND

File Nos. 002-55029

811-02605

PART C

Other Information

Item 28. Exhibits.

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

(a) Agreement and Declaration of Trust

(i)

Amended and Restated Agreement and Declaration of Trust of Franklin U.S. Government Money Fund a Delaware Statutory Trust, dated May 18, 2018

Filing: Post-Effective Amendment No. 61 to

Registration Statement on Form N-1A

File No. 002-55029

Filing Date: October 26, 2018

(ii)

Certificate of Amendment of By-Laws of Franklin U.S. Government Money Market Fund dated January 17, 2019

Filing: Amendment No. 66 to Registration Statement on Form N-1A

File No. 002-55029

Filing Date: October 28, 2019

(b)	By-Laws
(i)

Amended and Restated By-Laws of Franklin U.S. Government Money Fund, a Delaware Statutory Trust, effective as of May 18, 2018

Filing: Post-Effective Amendment No. 61 to

Registration Statement on Form N-1A

File No. 002-55029

Filing Date: October 26, 2018

(ii)

Certificate of Amendment of By-Laws of Franklin U.S. Government Money Market Fund dated January 17, 2019

Filing: Amendment No. 66 to Registration Statement on Form N-1A

File No. 002-55029

Filing Date: October 28, 2019

(c) Instruments Defining Rights of Security Holders

(i)	Agreement and Declaration of Trust

(a) Article III, Shares

(b) Article V, Shareholders’ Voting Powers and Meetings

(c) Article VI, Net Asset Value, Distributions, Redemptions and Transfers

(d) Articles VIII, Certain Transactions – Section 4

(e) Articles X, Miscellaneous – Section 4

(ii)	By-Laws

(a) Article II, Meetings of Shareholders (b) Article VI, Records and Reports – Section 1, 2 and 3 (c) Article VII, General Matters: - Sections 3, 4, 6 and 7 (d) Articles VIII, Amendment – Section 1

(iii)	Part B: Statement of Additional Information – Item 22

(d) Investment Advisory Contracts

(i)

Administration Agreement between Registrant and Franklin Advisers, Inc., dated November 1, 2007

Filing: Post-Effective Amendment No. 41 to Registration Statement on Form N-1A

File No. 002-55029

Filing Date: October 27, 2008

(e)  Underwriting contracts

(i)

Distribution Agreement dated July 7, 2021 between the Registrant and Franklin Distributors, LLC.

Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A

File No. 002-55029

Filing Date: October 26, 2022

(ii)

Form of Selling Agreements between Franklin Distributors, LLC. and Securities Dealers dated July 7, 2021

Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A

File No. 002-55029

Filing Date: October 26, 2022

(f)  Bonus or Profit Sharing Contracts

Not Applicable

(g) Custodian Agreements

(i)

Global Custody Agreement between the Registrant and JPMorgan Chase Bank dated March 1, 2020

Filing: Post-Effective Amendment No. 72 to Registration Statement on Form N-1A

File No. 002-55029

Filing Date: October 26, 2023

(ii)	Joinder to Global Custody Agreement dated March 1, 2020, between the Registrant and JPMorgan Chase Bank dated July 15, 2020
Filing: Post-Effective Amendment No. 72 to Registration Statement on Form N-1A File No. 002-55029 Filing Date: October 26, 2023

(iii)	Second Joinder to Global Custody Agreement dated March 1, 2020, between the Registrant and JPMorgan Chase, dated March 12, 2021

Filing: Post-Effective Amendment No. 72 to Registration Statement on Form N-1A File No. 002-55029 Filing Date: October 26, 2023

(iv)	Third Joinder to Global Custody Agreement dated March 1, 2020, between the Registrant and JPMorgan Chase, dated August 11, 2021
Filing: Post-Effective Amendment No. 72 to Registration Statement on Form N-1A File No. 002-55029 Filing Date: October 26, 2023

(v)

Fourth Joinder to Global Custody Agreement dated February 15, 2023, between the Registrant and JPMorgan Chase effective March 31, 2023

Filing: Post-Effective Amendment No. 72 to Registration Statement on Form N-1A

File No. 002-55029

Filing Date: October 26, 2023

(h) Other Material Contracts

(i)

Amended and Restated Fund Administration Agreement dated February 28, 2012 between Registrant and Franklin Templeton Services, LLC

Filing: Post-Effective Amendment No. 46 to Registration Statement on Form N-1A

File No. 002-55029

Filing Date: October 29, 2012

(ii)

Second Amended and Restated Transfer Agent and Shareholder Services Agreement between the Registrant and Franklin Templeton Investor Services, LLC dated October 1, 2022

Filing: Post-Effective Amendment No. 72 to Registration Statement on Form N-1A

File No. 002-55029

Filing Date: October 26, 2023

(iii)

Fund Services Agreement between Franklin Templeton Services, LLC and J.P Morgan Chase Bank dated January 22, 2020

Filing: Post-Effective Amendment No. 69 to Registration Statement on Form N-1A

File No. 002-55029

Filing Date: October 26, 2021

(iv)

Amendment to Fund Services Agreement between Franklin Templeton Services, LLC and J.P Morgan Chase Bank dated January 22, 2020 on behalf of Franklin U.S Government Money Fund

Filing: Post-Effective Amendment No. 68 to

Registration Statement on Form N-1A

File No. 002-55029

Filing Date: October 27, 2020

(v)	Second Amendment to Fund Services Agreement dated January 27,2021 Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A File No. 002-55029 Filing Date: October 26, 2022

(vi)	Third Amendment to Fund Services Agreement March, 12, 2021

Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A File No. 002-55029 Filing Date: October 26, 2022

(vii)	Fourth Amendment to Fund Services Agreement dated August 18,2021
Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A File No. 002-55029 Filing Date: October 26, 2022

(viii)	Fifth Amendment to Fund Services Agreement dated August 18, 2021
Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A File No. 002-55029 Filing Date: October 26, 2022

(ix)	Form of Rule 12d1-4 Fund of Funds Investment Agreement Filing: Post-Effective Amendment No. 72 to Registration Statement on Form N-1A File No. 002-55029 Filing Date: October 26, 2023

(i) Legal Opinion

(i)	Opinion and Consent of Counsel Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A File No. 002-55029 Filing Date: October 26, 2007

(j) Other Opinions

(i)	Not Applicable

(k) Omitted Financial Statements

Not Applicable

(l) Initial Capital Agreements

Not Applicable

(m) Rule 12b-1

(i)

Class C Distribution Plan on behalf of Franklin U.S. Government Money Fund dated July 7, 2021

Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A

File No. 002-55029

Filing Date: October 26, 2022

(ii)

Class R Distribution Plan on behalf of Franklin U.S. Government Money Fund dated July 7, 2021

Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A

File No. 002-55029

Filing Date: October 26, 2022

(n) Rule 18f-3 Plan

(i)

Amended and Restated Multiple-Class Plan for Franklin U.S. Government Money Fund

dated July 7, 2021

Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A

File No. 002-55029

Filing Date: October 26, 2022

(p) Code of Ethics

(i)	Code of Ethics dated March 4, 2024 Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A File No. 002-55029 Filing Date: October 26, 2022

(q) Power of Attorney

(i)	Power of Attorney dated January 2, 2024
Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A File No. 002-55029 Filing Date: October 26, 2022

Item 29. Persons Controlled by or Under Common Control with the Fund

The Fund is deemed to control The U.S. Government Money Market Portfolio, a series of The Money Market Portfolios (Master Fund). The Fund invests all of its assets in the Master Fund and owns approximately 50% of the outstanding shares of the Master Fund. The Master Fund is a Delaware statutory trust. The Master Fund's financial statements are included in the shareholder report of the Fund.

Item 30. Indemnification

The Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser

The officers and directors of the Registrant's administrator and the Master Fund's investment adviser, Franklin Advisers, Inc. (Advisers), also serve as officers and/or directors for (1) the manager's corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in the Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 32. Principal Underwriters

a) Franklin Distributors, LLC. (Distributors), also acts as principal underwriter of shares of:

Franklin Alternative Strategies Funds
Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin Custodian Funds
Franklin ETF Trust
Franklin Federal Tax-Free Income Fund
Franklin Fund Allocator Series
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Mutual Series Funds
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Free Trust
Franklin Templeton ETF Trust
Franklin Templeton Trust
Franklin Value Investors Trust
Franklin Templeton Variable Insurance Products Trust
Institutional Fiduciary Trust
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Investment Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds

Legg Mason ETF Investment Trust II

Legg Mason ETF Investment Trust

Legg Mason Global Asset Management Trust

Legg Mason Partners Income Trust

Legg Mason Partners Institutional Trust

Legg Mason Partners Investment Trust

Legg Mason Partners Variable Equity Trust

Legg Mason Partners Variable Income Trust

Legg Mason Partners Institutional Trust

Legg Mason Partners Money Market Trust

Western Asset Funds, Inc

George Putnam Balanced Fund

Putnam Asset Allocation Funds

Putnam California Tax Exempt Income Fund

Putnam Convertible Securities Fund

Putnam Diversified Income Trust

Putnam ETF Trust

Putnam Focused International Equity Fund

Putnam Funds Trust

Putnam Global Health Care Fund

Putnam Global Income Trust

Putnam High Yield Fund

Putnam Income Fund

Putnam International Equity Fund

Putnam Investment Funds

Putnam Large Cap Value Fund

Putnam Massachusetts Tax Exempt Income Fund

Putnam Minnesota Tax Exempt Income Fund

Putnam Money Market Fund

Putnam Mortgage Securities Fund

Putnam New Jersey Tax Exempt Income Fund

Putnam New York Tax Exempt Income Fund

Putnam Ohio Tax Exempt Income Fund

Putnam Pennsylvania Tax Exempt Income Fund

Putnam Sustainable Leaders Fund

Putnam Target Date Funds

Putnam Tax Exempt Income Fund

Putnam Tax-Free Income Trust

Putnam Variable Trust

(b) The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-05889).

(c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

Item 33. Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31 (a) of the Investment Company Act of 1940 are kept by the Fund at One Franklin Parkway, San Mateo, CA 94403-1906 or its shareholder services agent, Franklin Templeton Investor Services LLC, at 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

Item 34. Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35. Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 21st day of August 2024.

FRANKLIN U.S. GOVERNMENT MONEY FUND

(Registrant)

By: /s/ Navid J. Tofigh

Navid J. Tofigh

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Sonal Desai* Sonal Desai	President and Chief Executive Officer – Investment Management
Dated: August 21, 2024

Christopher Kings*	Chief Executive Officer- Finance and Administration
Christopher Kings	Dated: August 21, 2024

Jeffrey W. White* Jeffrey W. White	Chief Financial Officer and Chief Accounting Officer
Dated: August 21, 2024

Harris J. Ashton*	Trustee
Harris J. Ashton	Dated: August 21, 2024

Terrence J. Checki*	Trustee
Terrence J. Checki	Dated: August 21, 2024

Mary C. Choksi*	Trustee
Mary C. Choksi	Dated: August 21, 2024

Edith E. Holiday*	Trustee
Edith E. Holiday	Dated: August 21, 2024

Gregory E. Johnson*	Trustee
Gregory E. Johnson	Dated: August 21, 2024

Rupert H. Johnson, Jr.*	Trustee
Rupert H. Johnson, Jr.	Dated: August 21, 2024

J. Michael Luttig*	Trustee
J. Michael Luttig	Dated: August 21, 2024

Larry D. Thompson*	Trustee
Larry D. Thompson	Dated: August 21, 2024

Valerie M. Williams*	Trustee
Valerie M. Williams	Dated: August 21, 2024

*By /s/ Navid J. Tofigh

Navid J. Tofigh - Attorney-in-Fact

(Pursuant to Power of Attorney filed previously)

SIGNATURES

The Money Market Portfolios consents to the filing of this Registration Statement of Franklin U.S. Government Money Market Fund, which is signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 21st day of August 2024.

THE MONEY MARKET PORTFOLIOS

(Registrant)

By: /s/ Navid J. Tofigh

Navid J. Tofigh

Vice President and Secretary

The undersigned Trustees and principal officers of The Money Market Portfolios consent to the filing of this Registration Statement of Franklin U.S. Government Money Market Fund on the dates indicated:

Sonal Desai* Sonal Desai	President and Chief Executive Officer – Investment Management
Dated: August 21, 2024

Christopher Kings*	Chief Executive Officer- Finance and Administration
Christopher Kings	Dated: August 21, 2024

Jeffrey W. White* Jeffrey W. White	Chief Financial Officer and Chief Accounting Officer
Dated: August 21, 2024

Harris J. Ashton*	Trustee
Harris J. Ashton	Dated: August 21, 2024

Terrence J. Checki*	Trustee
Terrence J. Checki	Dated: August 21, 2024

Mary C. Choksi*	Trustee
Mary C. Choksi	Dated: August 21, 2024

Edith E. Holiday*	Trustee
Edith E. Holiday	Dated: August 21, 2024

Gregory E. Johnson*	Trustee
Gregory E. Johnson	Dated: August 21, 2024

Rupert H. Johnson, Jr.*	Trustee
Rupert H. Johnson, Jr.	Dated: August 21, 2024

J. Michael Luttig*	Trustee
J. Michael Luttig	Dated: August 21, 2024

Larry D. Thompson*	Trustee
Larry D. Thompson	Dated: August 21, 2024

Valerie M. Williams*	Trustee
Valerie M. Williams	Dated: August 21, 2024

*By s/ Navid J. Tofigh

Navid J. Tofigh - Attorney-in-Fact

(Pursuant to Power of Attorney filed previously)

FRANKLIN U.S. GOVERNMENT MONEY FUND

REGISTRATION STATEMENT

EXHIBITS INDEX

The following exhibits are attached:

None.